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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)    (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	VK-CE-IGMUNI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–160.05%

Alabama–1.97%

Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS-NATL) (a)	5.25%	07/01/20	$3,660	$3,737,738

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	3,225	3,427,659

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	2,500	2,774,975

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,309,542

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,781,826

				16,031,740

Alaska–0.80%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	4,755	5,398,922

Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	1,110	1,114,773

				6,513,695

Arizona–3.66%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,967,117

Series 2008 B, Highway RB (b)	5.00%	07/01/26	3,835	4,438,936

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,077,163

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	789,945

Series 2010, RB	5.13%	05/15/40	1,500	1,578,990

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,775	1,859,064

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	3,330	3,574,888

Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	900	968,688

Series 2009 E, PCR (c)(d)	5.75%	06/01/16	1,035	1,174,694

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	1,000,943

Series 2009, Education RB	7.13%	01/01/45	925	958,716

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	3,400	3,533,994

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	3,145	3,591,779

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,228,895

				29,743,812

California–17.00%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,465,191

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,500	1,627,200

Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,500	4,881,600

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,250	669,988

California (State of) Department of Water Resources (Central Valley);
Series 2002, Water System RB (INS-NATL) (a)	5.00%	12/01/29	730	744,461

Series 2002 X, Water System RB (c)(g)	5.00%	12/01/12	10	10,241

Series 2002 X, Water System RB (c)(g)	5.00%	12/01/12	260	266,276

Series 2008 AE, Water System RB (b)	5.00%	12/01/24	1,175	1,394,185

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Series 2008 AE, Water System RB (b)	5.00%	12/01/25	$1,500	$1,793,985

Series 2008 AE, Water System RB (b)	5.00%	12/01/26	1,500	1,793,985

Series 2008 AE, Water System RB (b)	5.00%	12/01/27	875	1,038,170

Series 2008 AE, Water System RB (b)	5.00%	12/01/28	1,500	1,765,950

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,755,450

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,185,310

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	4,800	4,924,896

Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	5,500	5,695,800

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,500	1,606,875

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,791,908

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,580	1,702,292

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,389,840

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (h)(i)	0.17%	08/15/47	3,000	3,000,000

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,103,102

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,527,009

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,880	2,031,754

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,452,520

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,006,616

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,790	3,135,039

California State University; Series 2002 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/33	5,000	5,076,950

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	580	588,033

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	5,580	6,456,562

Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	1,550	1,550,279

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (f)(g)	0.00%	01/01/23	10,750	8,478,955

Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,547,580

Fremont Unified School District; Series 2002 A, Unlimited Tax GO Bonds (c)(g)	5.00%	08/01/12	3,000	3,054,240

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,061,720

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (b)	5.00%	05/15/35	1,000	1,117,710

Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,195,800

Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,158,902

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (j)	5.50%	03/01/18	205	206,486

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,673,740

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,874,080

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,684,239

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	6,210	7,031,086

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	1,165	1,305,592

Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	2,335	2,599,719

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	5,070	5,742,890

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Southern California Metropolitan Water District;
Series 2003 B-1, RB (c)(g)	5.00%	10/01/13	$65	$69,120

Series 2003 B-1, RB (c)(g)	5.00%	10/01/13	1,435	1,525,965

Series 2009 A, RB	5.00%	01/01/34	2,500	2,802,175

Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (b)	5.25%	07/01/29	1,440	1,704,067

Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS-AGM) (a)(h)	0.26%	07/01/23	5,200	5,200,000

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,000	1,001,210

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,654,333

				138,121,076

Colorado–3.23%

Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	3,000	3,386,040

Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	2,983,980

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	12/01/23	3,405	3,484,813

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,300	7,734,277

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	800	775,656

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	600	545,136

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,931,829

Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,495,367

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	940	943,741

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,935	1,929,582

				26,210,421

Connecticut–1.13%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	3,580	3,586,122

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,800	2,038,230

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	2,430	2,606,977

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	950	951,054

				9,182,383

District of Columbia–2.38%

District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (a)	5.75%	06/01/18	2,000	2,057,720

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,227,430

Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,291,158

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	6,000	6,877,200

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,150	1,294,785

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,608,430

District of Columbia; Series 1993 E, Unlimited Tax GO Bonds (g)	6.00%	06/01/13	5	5,023

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (c)(g)	5.25%	10/01/12	1,000	1,004,280

				19,366,026

Florida–18.61%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,000,210

Series 2007, IDR	5.88%	11/15/36	1,000	931,430

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	$1,715	$1,507,365

Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,094,466

Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,315,040

Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,902,677

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	445	466,387

Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (b)	4.75%	06/01/35	15,000	15,825,150

Florida (State of) Department of Transportation;
Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	7,295	7,873,275

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,910	2,178,565

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,935	2,202,185

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	2,100	2,395,617

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,841,700

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	2,475	2,808,778

Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (e)	8.60%	11/01/18	125	126,137

Gainesville (City of); Series 1980, Utility System RB (g)	8.13%	10/01/14	200	218,152

Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (k)	5.10%	05/01/14	550	6

Series 2011, Ref. Special Assessment Conv. CAB RB (f)	0.00%	05/01/39	2,145	304,182

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	1,450	1,551,703

Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	3,260	3,492,405

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	1,225	1,289,521

Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,982,978

Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	03/01/15	750	752,475

Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	09/01/15	750	752,445

Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	3,130	3,235,575

Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,442,389

Lakeland (City of);
Series 1989, Electric & Water RB (g)	5.75%	10/01/19	2,230	2,435,762

Series 1990, Electric & Water CAB RB (f)(g)	0.00%	10/01/13	7,000	6,959,540

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.38%	06/15/37	1,000	973,810

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.45%	10/01/15	870	877,204

Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	3,000	3,020,250

Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/27	2,000	2,012,760

Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	4,720	4,739,163

Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.00%	10/01/33	2,000	2,005,520

Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	2,000	2,006,140

Series 2005, Aviation RB (INS-AGC) (a)(e)	5.00%	10/01/38	3,200	3,274,176

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,554,597

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,131,088

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	780	791,911

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (j)	7.00%	10/01/25	1,000	1,010,160

Orange (County of);
Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/12	1,000	998,390

Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(f)	0.00%	10/01/13	1,000	987,900

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	$190	$2

Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	200	164,290

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	460	428,044

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,706,215

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,000	4,887,800

Series 2011, Ref. RB (b)	5.00%	10/01/31	3,860	4,398,238

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	4,675	5,289,716

Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	880	396,352

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	600	604,806

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,325	996,400

South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,026,470

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	914,430

Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,271,610

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	1,074,287

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,001,440

Village Center Community Development District;
Series 1993, Utility RB (g)	6.00%	11/01/18	1,000	1,211,030

Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	1,001,920

Series 2003, Utility RB (INS-NATL) (a)	5.25%	10/01/23	2,000	2,065,260

Series 2004 A, Recreational RB (INS-NATL) (a)	5.13%	11/01/36	3,500	3,505,810

				151,213,304

Georgia–4.08%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	535	590,410

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	970	1,070,463

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	342,621

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,063,700

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,250	5,566,943

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,219,945

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,388,180

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,214,506

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	2,585	2,620,492

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,784,100

Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS-NATL) (a)	6.50%	01/01/20	2,635	3,129,616

Series 1998 Y, Power RB (c)(g)	6.50%	01/01/14	85	93,382

Series 1998 Y, Power RB (g)	6.50%	01/01/17	240	270,890

Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	5,575	6,357,395

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,400	2,452,656

				33,165,299

Guam–0.08%

Guam (Territory of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	690	689,765

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–0.61%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	$1,480	$1,625,691

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,326,320

				4,952,011

Idaho–0.76%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,187,030

Series 2008 A, RB	6.75%	11/01/37	1,500	1,761,480

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,185	1,187,950

Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,725	2,015,404

				6,151,864

Illinois–15.27%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,799,296

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,161,325

Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	4,400	4,838,372

Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,662,305

Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,700	6,086,802

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	5,775	6,383,165

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	5,900	6,521,329

Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,860	2,031,176

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	5,760	6,496,704

Chicago (City of);
Series 1993 B, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	01/01/15	685	735,361

Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,500	3,952,830

Series 2011, COP	7.13%	05/01/21	525	571,095

Series 2011, COP	7.13%	05/01/21	1,010	1,098,678

Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	2,910	3,289,871

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,800	4,193,794

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	1,300	1,333,202

Illinois (State of) Finance Authority (Adventist Health System);
Series 1997 A, RB (INS-NATL) (a)	5.50%	11/15/13	2,310	2,458,880

Series 1997 A, RB (INS-NATL) (a)	5.50%	11/15/15	2,500	2,836,225

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	1,250	1,451,975

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,058,778

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	3,500	4,075,540

Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,320,880

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,874,445

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,701,215

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,183,100

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,028,500

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,635,100

Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,653,765

Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (g)	7.00%	02/15/18	1,665	1,982,599

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	2,535	2,556,776

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,230	2,475,478

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	3,565	3,975,438

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	$1,330	$1,408,071

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,711,521

Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	1,800	1,947,348

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,318,698

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,470	1,468,339

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	765	782,419

				124,060,395

Indiana–2.25%

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	180	180,468

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,892,880

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	3,955,393

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,572,350

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,766,375

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,250	1,262,650

North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (a)(f)	0.00%	01/15/19	1,280	1,121,216

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)(k)	5.75%	09/01/42	500	505,585

				18,256,917

Iowa–0.43%

Des Moines (City of);
Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/15	1,685	1,691,706

Series 2000 A, Public Parking System RB (INS-NATL) (a)	5.75%	06/01/16	1,785	1,792,105

				3,483,811

Kansas–0.92%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	3,800	4,376,916

Olathe (City of) (Olathe Medical Center); Series 2008, VRD Health Facilities RB (LOC-Bank of America, N.A.) (h)(i)	0.26%	09/01/32	3,115	3,115,000

				7,491,916

Kentucky–2.18%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	2,300	2,552,287

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,139,377

Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,790,384

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	2,470	2,894,568

Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,780	3,239,618

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,062,713

				17,678,947

Louisiana–1.70%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,482	592,978

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	$1,700	$1,775,616

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	3,100	3,715,753

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,750	2,818,833

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (c)(d)	4.00%	06/01/22	1,000	1,025,700

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,911,512

				13,840,392

Maryland–0.72%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	992,832

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,985,664

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,689,981

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,176,866

				5,845,343

Massachusetts–4.85%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,627,476

Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,601,020

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,906,928

Massachusetts (State of) Development Finance Agency (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	395	402,260

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	7,000	8,055,250

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	182,993

Series 2011 A-1, RB	6.25%	11/15/46	532	385,584

Series 2011 A-2, RB	5.50%	11/15/46	41	25,643

Series 2011 B, CAB RB (f)	0.00%	11/15/56	206	1,063

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	858,030

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,015	884,166

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,485,472

Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	3,850	4,260,526

Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	5,740	6,068,156

Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,170,440

Series 2011 C, Ref. General RB (b)	5.00%	08/01/31	3,000	3,534,210

				39,449,217

Michigan–2.21%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	3,925	4,792,503

Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/15	3,500	3,091,410

Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(f)	0.00%	06/01/16	2,765	2,333,881

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,350	1,444,595

Series 2008 A, RB (c)(d)	5.50%	01/15/15	600	669,402

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(e)	5.45%	12/15/32	2,500	2,512,675

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	$3,000	$3,134,700

				17,979,166

Minnesota–0.97%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,314,437

Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,207,957

Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (a)	5.75%	11/15/26	50	50,077

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,269,938

				7,842,409

Missouri–2.41%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	245	245,218

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,718,088

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	634,331

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,632,825

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,295,536

Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,681,705

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	2,500	2,527,100

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	995	1,022,412

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,248,036

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	903,429

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,305,600

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,009,047

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,396,574

				19,619,901

Nebraska–0.52%

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (h)(i)	0.22%	06/01/31	1,455	1,455,000

Omaha (City of) Public Power District; Series 2006 A, Electric System RB (b)	5.00%	02/01/34	2,615	2,763,427

				4,218,427

Nevada–2.32%

Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL) (a)(e)	5.25%	03/01/38	3,500	3,550,295

Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	3,000	3,029,190

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/22	4,300	4,945,645

Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/23	3,300	3,769,260

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,594,663

				18,889,053

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.09%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	$750	$751,988

New Jersey–4.39%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,720,693

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	30,421,000

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,532,457

				35,674,150

New Mexico–0.88%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,408,531

Jicarilla Apache Nation; Series 2003 A, RB (j)	5.50%	09/01/23	1,250	1,303,850

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	2,050	2,437,409

				7,149,790

New York–15.22%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,325,562

Series 2009, PILOT RB	6.38%	07/15/43	860	971,301

Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	2,500	2,545,900

Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,624,680

Series 2010 D, RB	5.25%	11/15/26	7,500	8,757,450

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/22	3,000	3,000,630

Series 1997 6, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/25	3,000	3,000,330

Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,372,420

New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	12,100	13,714,988

New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	8,450	9,870,530

New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (g)	5.40%	01/01/18	12,930	14,794,118

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	5,300	5,928,474

Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	7,000	7,906,640

New York (City of);
Series 2005 E-3, VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (h)(i)	0.14%	08/01/34	3,890	3,890,000

Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,800	2,089,422

Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	7,225	8,370,452

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	3,390	3,965,927

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	2,500	2,673,550

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	3,000	3,435,120

New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,800	3,321,892

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	3,100	3,662,092

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	5,670	6,642,405

New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	405	413,327

New York City Housing Development Corp.; Series 2007 E-1, MFH RB (e)	5.35%	11/01/37	2,400	2,520,888

New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	1,875	2,007,769

				123,805,867

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–1.02%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	$6,510	$7,301,030

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	974,778

				8,275,808

North Dakota–0.32%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,084,120

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,521,435

				2,605,555

Ohio–8.70%

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	455,683

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/25/36	3,685	4,001,394

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,392,060

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,800	5,343,216

Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,500	5,011,650

Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	5,039,674

Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,312,035

Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,710,134

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	2,370	2,518,836

Series 2009 A, RB	6.25%	11/15/39	1,465	1,556,665

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/27	4,000	4,385,680

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(e)	4.80%	09/01/36	8,000	8,271,120

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	5,000	5,041,650

Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,964,823

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	2,048,380

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,613,776

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (c)(g)	6.75%	01/15/15	3,000	3,205,980

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(b)(e)	5.30%	09/01/28	1,211	1,289,918

Series 2008 D, Residential Mortgage RB (CEP-GNMA) (a)(b)(e)	5.40%	03/01/33	1,571	1,671,513

Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)(b)	5.50%	09/01/39	1,701	1,771,694

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	3,610	4,083,957

				70,689,838

Pennsylvania–1.96%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,720,080

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,584,125

Series 2010 D, RB	5.00%	01/01/40	1,500	1,627,350

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,085,397

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	1,963,736

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	3,450	3,337,737

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	2,100	1,991,409

Ridley Park (Borough of) Hospital Authority (Taylor Hospital); Series 1993 A, RB (g)	6.00%	12/01/13	590	620,881

				15,930,715

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–3.20%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$2,700	$2,720,088

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,860	1,873,671

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,490	1,609,870

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	3,200	3,437,248

Series 2010 XX, RB	5.25%	07/01/40	3,050	3,137,840

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (c)(g)	5.25%	07/01/14	50	54,944

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	3,100	3,320,720

First Subseries 2010 A, RB	5.50%	08/01/42	3,500	3,760,960

First Subseries 2010 C, RB	5.25%	08/01/41	5,700	6,055,167

				25,970,508

South Carolina–5.00%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (g)	5.25%	02/01/16	2,020	2,227,656

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (b)	5.25%	12/01/25	10,125	11,288,363

Series 2005, Installment Purchase RB (b)	5.25%	12/01/26	3,375	3,762,788

Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/21	1,840	1,950,014

Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/22	1,935	2,043,031

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,088,480

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	4,500	4,568,805

Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,769,800

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,168,660

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	406,066

Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	229	1,118

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,290,058

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	4,500	5,077,935

				40,642,774

South Dakota–0.03%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (a)	5.40%	08/01/13	245	246,544

Tennessee–2.06%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,361,163

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB (c)(g)	7.50%	07/01/12	3,500	3,621,415

Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,762,411

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,550	5,010,506

				16,755,495

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–16.16%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	$2,375	$2,547,330

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,875	2,190,825

Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	2,200	2,599,322

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	815	843,492

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint RB (INS-NATL) (a)(e)	5.75%	11/01/30	1,475	1,478,024

Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(e)	5.50%	11/01/31	1,510	1,512,114

Series 2002 C, Joint Improvement RB (INS-NATL) (a)(e)	5.75%	11/01/18	435	436,588

Series 2002 C, Joint Improvement RB (INS-NATL) (a)(e)	6.00%	11/01/23	825	828,185

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	7,960	8,585,895

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/32	1,000	1,139,460

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,443,744

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,693,654

Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,800	14,268,160

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,215	1,413,203

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	3,120	3,603,974

Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,025	5,321,174

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,293,914

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,639,637

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,650	1,679,931

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500	1,587,990

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, Hospital RB (INS-AMBAC) (a)	5.25%	08/15/32	3,450	3,497,092

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,123,330

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,195,990

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,695,182

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,714,735

Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	2,250	2,320,155

Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	4,365	5,145,899

Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,420,737

Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,687,850

Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,855,315

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,026,040

Series 2007, Retirement Facility RB	5.75%	11/15/37	825	837,689

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,141,050

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	626,958

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	4,900	5,766,369

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	8,700	10,288,794

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (a)(f)	0.00%	08/15/29	5,000	1,812,100

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Water Development Board; Series 1999 B, Sr. Lien State Revolving Fund RB	5.25%	07/15/17	$1,500	$1,506,120

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,633,400

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,348,540

Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	165	166,704

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,377,177

				131,293,842

Utah–0.20%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,116,588

Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (e)	5.25%	01/01/39	505	511,767

				1,628,355

Virgin Islands–0.54%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,370	1,374,589

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,004,021

				4,378,610

Virginia–0.55%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	715	778,463

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	2,060	2,165,699

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,395	1,491,325

				4,435,487

Washington–4.60%

Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,080	1,286,625

Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,175	1,389,073

Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (a)	5.00%	12/01/33	1,000	1,036,220

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,725,555

Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,684,119

Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,709,610

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,071,880

Washington (State of) (SR 520 Corridor Program—Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/32	2,000	2,326,300

Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/41	13,370	15,011,168

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	3,495	3,752,651

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,525	1,961,638

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	2,325	2,431,183

				37,386,022

West Virginia–1.03%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	259,523

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,345,328

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	$1,500	$1,554,105

Series 2008, RB	6.25%	10/01/23	1,695	1,755,647

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,783,725

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,662,205

				8,360,533

Wisconsin–2.52%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (g)	5.50%	12/15/20	2,000	2,577,780

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	700	759,913

Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	625	656,644

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,400	1,567,412

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.24%	12/01/32	2,890	2,890,000

Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (h)(i)	0.22%	12/01/24	2,575	2,575,000

Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (h)(i)	0.22%	12/01/26	150	150,000

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,108,258

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	4,100	4,445,794

Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	890	947,610

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,826,035

				20,504,446

Wyoming–0.52%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,000	2,119,640

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,097,842

				4,217,482

TOTAL INVESTMENTS(l)–160.05% (Cost $1,196,079,758)				1,300,701,099

FLOATING NOTE OBLIGATIONS–(28.24)%

Notes with interest rates ranging from 0.15% to 0.35% at 05/31/2012 and contractual maturities of collateral ranging from 06/01/22 to 12/15/41 (See Note 1D)(m)				(229,520,000)

OTHER ASSETS LESS LIABILITIES–1.82%				14,784,956

PREFERRED SHARES–(11.30)%				(91,800,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(22.33)%				(181,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$812,666,055

See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
CR	— Custodial Receipts
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAC	— Revenue Anticipation Certificates
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $6,062,070, which represented 0.75% of the Trust’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $1,494,923, which represented 0.18% of the Trust’s Net Assets

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	8.0%
Assured Guaranty Municipal Corp.	8.0
Assured Guaranty Corp.	6.7

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $417,582,296 are held by Dealer Trusts and serve as collateral for the $229,520,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
                         Invesco Van Kampen Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations — (continued)
and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
                         Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information – (continued)
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,300,701,099	$—	$1,300,701,099

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $28,378,481 and $31,258,924, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$112,406,759

Aggregate unrealized (depreciation) of investment securities	(9,163,254)

Net unrealized appreciation of investment securities	$103,243,505

Cost of investments for tax purposes is $1,197,457,594.
NOTE 4 — Significant Event
The Board of Trustees of the Trust approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication. The redomestication is subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
                         Invesco Van Kampen Trust for Investment Grade Municipals

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.